RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Net, Revenues from related party	$ 1,780,716	$ 188,692	$ 3,057,537	$ 182,920
Gross Revenues, related party		39,639	188,710	117,010
Due to Healthrite	90,582		90,582
Remaining balance of loan	90,582		90,582
Loan from officer	148,215		148,215		200,100
Advance from a related party					75,000
Interest expense related party			2,465	0
President [Member]
Interest expense related party			7,303	0
Healthrite [Member]
Net, Revenues from related party	0	39,639	80,758	117,010
Gross Revenues, related party	0	287,262	188,710	1,128,588
Due to Healthrite					100,647
Loan repaid to healthrite			17,065
Remaining balance of loan					$ 100,647